UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

Cash Account Trust-Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 98.4%
Alabama 0.8%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, Heatherbrooke Project, Series C, 3.53% *, 6/15/2026	1,700,000	1,700,000
Evergreen, AL, Industrial Development Board Revenue, Tenax Manufacturing Project, 3.63% *, 12/1/2012, San Paolo Bank (a)	4,500,000	4,500,000

Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants, Series A, 3.6% *, 2/1/2042 (b)	4,000,000	4,000,000

		10,200,000
Arizona 4.9%
Arizona, Salt River Project:
3.54%, 2/6/2007	4,000,000	4,000,000
3.55%, 2/12/2007	12,500,000	12,500,000
Phoenix, AZ, Civic Improvement Wastewater:
3.52%, 2/5/2007	6,000,000	6,000,000
3.52%, 3/5/2007	20,000,000	20,000,000
Pinal County, AZ, Electrical District No. 3, Electrical Systems Revenue, Series U-1, 144A, 3.66% *, 10/3/2011	16,995,000	16,995,000

		59,495,000
California 1.5%
California, Housing Finance Agency Revenue, Multi-Family Housing, Series C, AMT, 3.74% *, 2/1/2033	1,100,000	1,100,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series 3704, AMT, 144A, 3.7% *, 7/1/2045	7,500,000	7,500,000
Sacramento, CA, Housing Authority Multi-Family Revenue, Series PT-3705, AMT, 144A, 3.7% *, 11/1/2038	10,000,000	10,000,000

		18,600,000
Colorado 4.0%
ABN AMRO, Munitops Certificates Trust, Series 2005-30, 144A, 3.65% *, 6/1/2013 (b)	15,000,000	15,000,000
Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 3.65% *, 12/1/2024 (b)	1,390,000	1,390,000
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 3.68% *, 5/1/2033, KeyBank NA (a)	1,800,000	1,800,000
Colorado, Health Facilities Authority Revenue, Catholic Health, Series B-6, 3.5% *, 3/1/2044	14,200,000	14,200,000
Colorado, Municipal Securities Trust Certificates, Series 2004-220-A, 144A, 3.55% *, 2/15/2023 (b)	12,600,000	12,600,000
Colorado, Regional Transportation District, Sales Tax Revenue, "A", 144A, 3.66% *, 11/1/2036 (b)	4,150,000	4,150,000

		49,140,000
Delaware 0.4%
Sussex County, DE, Industrial Development Revenue, Perdue Agrirecycle LLC Project, AMT, 3.67% *, 1/1/2013, SunTrust Bank (a)	5,000,000	5,000,000
District of Columbia 0.6%
Washington D.C., Metropolitan Airport Authority System, Series C, AMT, 3.55% *, 10/1/2021 (b)	7,370,000	7,370,000
Florida 6.4%
Alachua County, FL, Health Facilities Authority Revenue, Shands Teaching Hospital, Series A, 3.72% *, 12/1/2012, SunTrust Bank (a)	800,000	800,000
Broward County, FL, Educational Facilities Authority Revenue, Nova Southeastern, Series C, 3.72% *, 4/1/2024, Bank of America (a)	4,000,000	4,000,000
Broward County, FL, School Board Certificates of Participation, Series R-1056, 144A, 3.65% *, 7/1/2019 (b)	2,645,000	2,645,000
Collier County, FL, Industrial Development Authority Revenue, Allete Inc. Project, AMT, 3.68% *, 10/1/2025, Wells Fargo Bank NA (a)	2,000,000	2,000,000
Dade County, FL, Industrial Development Authority Revenue, Spectrum Programs Inc. Project, 3.66% *, 10/1/2016, Bank of America NA (a)	175,000	175,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 3.72% *, 8/1/2034, Bank One NA (a)	3,965,000	3,965,000
Florida, Greater Orlando Aviation Authority, 3.6%, 3/8/2007	5,000,000	5,000,000
Florida, Housing Finance Corp., Multi-Family Revenue, Lakeside North, 3.63% *, 6/1/2034	5,985,000	5,985,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 3.61% *, 10/15/2032	700,000	700,000

Florida, Municipal Securities Trust Certificates, "A", Series 7007, AMT, 144A, 3.68% *, 3/1/2040 (b)	3,450,000	3,450,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 3.63% *, 3/31/2021, Bank of America NA (a)	2,425,000	2,425,000
Jacksonville, FL, Electric Authority Revenue, Series 200-F, 3.47%, 3/8/2007	10,000,000	10,000,000
Lehman Municipal Trust Receipts, Florida Housing Finance, Series 06-K49-D, AMT, 144A, 3.63% *, 7/1/2026	2,120,000	2,120,000
Miami-Dade County, FL, Housing Finance Authority, Multi-Family Revenue, Series PT-3679, AMT, 144A, 3.72% *, 10/1/2042	4,300,000	4,300,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Palmer Trinity Private College Project, 3.68% *, 9/1/2035, KeyBank NA (a)	2,975,000	2,975,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Series E, AMT, 3.59% *, 3/1/2035, Bank of America NA (a)	890,000	890,000
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 3.62% *, 3/1/2034, Northern Trust Co. (a)	3,500,000	3,500,000
Palm Beach County, FL, Jewish Community Campus Project Revenue, 3.54% *, 3/1/2030, Northern Trust Company (a)	610,000	610,000
Pasco County, FL, School Board Certificates of Participation, 3.61% *, 8/1/2026 (b)	6,250,000	6,250,000
Pinellas County, FL, Health Facilities Authority Revenue, Hospital Facilities, Bayfront Hospital, Series A, 3.72% *, 7/1/2036, SunTrust Bank (a)	1,000,000	1,000,000
Pinellas County, FL, Health Facilities Authority Revenue, Hospital Facilities, Bayfront Projects, Inc., 3.72% *, 7/1/2034, SunTrust Bank (a)	1,000,000	1,000,000
Pinellas County, FL, Health Facilities Authority Revenue, Pooled Hospital Loan Program, 3.71% *, 12/1/2015 (b)	250,000	250,000
Sarasota County, FL, Health Care Facility Authority Revenue, Jewish Housing, Series A, 3.63% *, 7/1/2035, Bank of America NA (a)	7,000,000	7,000,000
Sarasota County, FL, Health Facilities Authority Revenue, Health Care Facilities, Bay Village Project, 3.63% *, 12/1/2023, Bank of America NA (a)	500,000	500,000
Sarasota County, FL, Utility System Revenue, Series 852, 144A, 3.66% *, 4/1/2013 (b)	4,035,000	4,035,000
Seminole County, FL, Industrial Development Authority Revenue, Masters Academy Project, 3.63% *, 11/1/2034, Allied Irish Bank PLC (a)	3,340,000	3,340,000

		78,915,000
Georgia 1.3%
Fulton County, GA, Development Authority Revenue, Doris & Alex Weber School Project, 3.65% *, 12/1/2030, Branch Banking & Trust (a)	2,800,000	2,800,000
Fulton County, GA, Development Authority Revenue, Shepherd Center, Inc. Project, 3.51% *, 9/1/2035, SunTrust Bank (a)	4,000,000	4,000,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series A, 3.65% *, 10/1/2036, Branch Banking & Trust (a)	5,500,000	5,500,000
Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation Certificates, Medical Center of Central Georgia, 3.62% *, 8/1/2018, SunTrust Bank (a)	3,435,000	3,435,000

		15,735,000
Hawaii 1.2%
Hawaii, Reset Option Certificates Trust, Various States, Series R-686, AMT, 144A, 3.68% *, 10/1/2027 (b)	7,310,000	7,310,000
Honolulu, HI, City & County General Obligation, 3.57%, 2/7/2007	7,100,000	7,100,000

		14,410,000
Illinois 8.6%
ABN AMRO, Munitops Certificates Trust, Series 2006-53, 144A, 3.66% *, 7/1/2014 (b)	8,000,000	8,000,000
Chicago, IL, Midway Airport Revenue, 3.6%, 6/6/2007	5,269,000	5,269,000
Chicago, IL, Multi-Family Housing Revenue, Series F3-D, AMT, 144A, 3.65% *, 7/15/2039	13,305,000	13,305,000
Chicago, IL, O'Hare International Airport Revenue, Series MT-049, AMT, 144A, 3.68% *, 1/1/2017 (b)	1,995,000	1,995,000
Chicago, IL, O'Hare International Airport Revenue, Pool Trust National, Series 1438, AMT, 144A, 3.76% *, 7/1/2026	18,845,000	18,845,000
Chicago, IL, Solar Eclipse Funding Trust, Series 2006-0003, 144A, 3.65% *, 1/1/2026 (b)	5,195,000	5,195,000
Chicago, IL, Water Revenue, Second Lien, 3.61% *, 11/1/2031 (b)	2,500,000	2,500,000

Cook County, IL, Capital Import, Series B, 3.51% *, 11/1/2031	7,000,000	7,000,000
Evanston, IL, Recreation Center Project, Series C, 3.61% *, 12/1/2021	3,600,000	3,600,000
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 3.68% *, 8/1/2019, LaSalle Bank NA (a)	200,000	200,000
Illinois, Development Finance Authority Revenue, FXD Chicago Symphony Project, 3.51% *, 12/1/2033, Bank One NA (a)	4,800,000	4,800,000
Illinois, Development Finance Authority Revenue, Museum of Contemporary Art Project, 3.53% *, 2/1/2029, Bank One NA (a)	675,000	675,000
Illinois, Development Finance Authority, Industrial Development Revenue, Home Run Inn Frozen Foods, AMT, 3.95% *, 4/1/2020, Bank One NA (a)	3,150,000	3,150,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw Tretam & Co. Project, AMT, 3.68% *, 8/1/2027, LaSalle Bank NA (a)	2,520,000	2,520,000
Illinois, Finance Authority Revenue, "A", 144A, 3.66% *, 12/1/2042	5,445,000	5,445,000
Illinois, Finance Authority Revenue, Northwestern Memorial Hospital, Series B-2, 3.7% *, 8/15/2038	3,560,000	3,560,000
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Series 89Z, 144A, 3.68% *, 12/15/2036 (b)	4,645,000	4,645,000
Illinois, Reset Optional Certificates Trust II, Series R-1076, 144A, 3.65% *, 4/1/2029 (b)	6,045,000	6,045,000
Illinois, State General Obligation, Series PT-3524, 144A, 3.65% *, 1/1/2020	1,515,000	1,515,000
Municipal Securities Trust Certificates, "A", Series 3031, 144A, 3.55% *, 4/10/2025 (b)	6,665,000	6,665,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc., Project, AMT, 3.68% *, 7/1/2020, LaSalle Bank NA (a)	1,145,000	1,145,000

		106,074,000
Indiana 3.9%
Columbia City, IN, Economic Development Revenue, Precision Plastics Project, AMT, 3.6% *, 11/30/2017, Northern Trust Co. (a)	3,700,000	3,700,000
Indiana, Health & Educational Facility, Financing Authority Revenue, Greenwood Village South Project, Series A, 3.64% *, 5/1/2036, Sovereign Bank FSB (a)	6,000,000	6,000,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center V Project, AMT, 3.57% *, 6/1/2022, LaSalle Bank NA (a)	4,000,000	4,000,000
Indiana, State Finance Authority, Water Facilities Revenue, Series 111, 144A, AMT, 3.69% *, 10/1/2036 (b)	1,695,000	1,695,000
Indiana, Transportation Finance Authority Highway Revenue:
Series B-21, 144A, 3.53% *, 12/1/2022 (b)	2,075,000	2,075,000
Series 853, 144A, 3.65% *, 6/1/2017 (b)	2,700,000	2,700,000
Indiana, University Revenue, 3.57%, 3/7/2007	15,300,000	15,300,000
Portage, IN, Economic Development Revenue, Breckenridge Apartments Project, AMT, 3.68% *, 5/1/2025, LaSalle National Bank (a)	4,200,000	4,200,000
Terre Haute, IN, Westminster Village Revenue, Series A, 3.64% *, 8/1/2036, Sovereign Bank FSB (a)	8,245,000	8,245,000

		47,915,000
Iowa 0.2%
Iowa, Finance Authority Hospital Facility Revenue, Iowa Health Systems, Series B, 3.47% *, 7/1/2015 (b)	2,100,000	2,100,000
Kansas 0.5%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, Sunbelt, Series C, 3.63% *, 11/15/2030, SunTrust Bank (a)	2,500,000	2,500,000
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 3.63% *, 12/1/2036, Marshall & Ilsley (a)	3,650,000	3,650,000

		6,150,000
Kentucky 3.6%
Danville, KY, Multi-County Lease Revenue:
3.55%, 3/1/2007	6,500,000	6,500,000
3.58%, 4/4/2007	7,000,000	7,000,000
Jeffersontown, KY, Lease Progam Revenue, Kentucky League of Cities Funding Trust, 3.62% *, 3/1/2030, US Bank NA (a)	275,000	275,000

Kentucky, Inc., Public Energy Authority, Gas Supply Revenue, Series A, 3.74% *, 8/1/2016	3,190,000	3,190,000
Pendleton County, KY, Multi-County Lease Revenue, Series 89, 3.54%, 2/7/2007	12,000,000	12,000,000
Pendleton County, KY, Multi-County Lease Revenue, Kentucky Association Counties Leasing Program, 3.55% *, 3/1/2019, Commonwealth Bank of Australia (a)	15,700,000	15,700,000

		44,665,000
Louisiana 2.2%
Louisiana, State Gas & Fuels Tax Revenue, "A", 144A, 3.66% *, 5/1/2036 (b)	5,000,000	5,000,000
Louisiana, State General Obligation, Series 1254, 144A, 3.66% *, 8/1/2013 (b)	7,300,000	7,300,000
Louisiana, State Municipal Natural Gas Purchasing & District Authority, Series 1411Q, 144A, 3.67% *, 3/15/2014, JPMorgan Chase & Co. (a)	14,600,000	14,600,000

		26,900,000
Maine 0.8%
Maine, State General Obligation, Board Anticipation Notes, 4.5%, 6/8/2007	9,725,000	9,758,745
Maryland 0.9%
Baltimore County, MD, Economic Development Revenue, Garrison Forest School, Inc., Project, 3.72% *, 10/1/2031, SunTrust Bank (a)	2,000,000	2,000,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Series 108, 144A, 3.65% *, 7/1/2036 (b)	2,670,000	2,670,000
Montgomery County, MD, Economic Development Revenue, Howard Hughes Medical Facility, Series A, 3.5% *, 10/15/2020	5,700,000	5,700,000

		10,370,000
Massachusetts 1.8%
Commonwealth of Massachusetts, State General Obligation, 3.5%, 2/2/2007	10,000,000	10,000,000
Massachusetts, State Development Finance Agency Revenue, Bridgewell, Inc., Series A, 3.64% *, 6/1/2030, KeyBank NA (a)	1,500,000	1,500,000
Massachusetts, State Development Finance Agency Revenue, Governor Dummer Academy, 3.53% *, 8/1/2036, Citizens Bank of MA (a)	2,000,000	2,000,000
Massachusetts, State Industrial Finance Agency Revenue, Groton School Issue, Series B, 3.65% *, 3/1/2028	9,000,000	9,000,000

		22,500,000
Michigan 3.4%
Detroit, MI, Revenue Anticipation Notes, 4.5%, 3/1/2007, ScotiaBank (a)	12,800,000	12,807,371
Detroit, MI, Sewer Disposal Revenue, Series B, 3.7% *, 7/1/2033 (b)	2,600,000	2,600,000
Detroit, MI, Tax Anticipation Notes, 4.5%, 3/1/2007, ScotiaBank (a)	18,900,000	18,910,884
Georgetown Township, MI, Economic Development Corp., Limited Obligation Revenue, Sunset Manor, Inc. Project, 3.61% *, 11/1/2019, LaSalle Bank NA (a)	4,700,000	4,700,000
Michigan, Municipal Securities Trust Certificates, Michigan State Building, "A", Series 2006-277, 144A, 3.78% *, 10/7/2014 (b)	1,150,000	1,150,000
Michigan, Municipal Securities Trust Certificates, "A", Series 9054, 144A, 3.53% *, 4/20/2011	200,000	200,000
Michigan, State Housing Development Authority, Multi-Family Revenue, Courtyards of Taylor, Series A, 3.63% *, 8/15/2032	100,000	100,000
University of Michigan, Hospital Revenue, Series A-2, 3.75% *, 12/1/2024	1,720,000	1,720,000

		42,188,255
Minnesota 0.5%
Minnesota, State General Obligation, 5.0%, 8/1/2007	5,500,000	5,539,930
Missouri 1.9%
Kansas City, MO, Industrial Development Authority Revenue, KC Downtown Arena Project, Series C, 3.52% *, 4/1/2040 (b)	11,100,000	11,100,000
Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 3.69% *, 3/1/2030, American National Bank & Trust (a)	5,600,000	5,600,000
Springfield, MO, Public Utilities Revenue, Series 1559, 144A, 3.66% *, 8/1/2014 (b)	6,795,000	6,795,000

		23,495,000

New Hampshire 1.0%
New Hampshire, Health & Education Facilities Authority Revenue, Currier Museum of Art, 3.64% *, 8/1/2036, Citizens Bank of NH (a)	9,300,000	9,300,000
New Hampshire, Health & Education Facilities Authority Revenue, LRG Healthcare, Series B, 3.65% *, 1/1/2032, JPMorgan Chase Bank (a)	3,500,000	3,500,000

		12,800,000
New Jersey 0.4%
New Jersey, Economic Development Authority, Industrial Development Revenue, CST-Products LLC Project, AMT, 3.72% *, 4/1/2026, National Bank of Canada (a)	1,200,000	1,200,000
New Jersey, State Transportation Trust Fund Authority, Series PZ-139, 144A, 3.66% *, 12/15/2032 (b)	3,300,000	3,300,000
New Jersey, State Transportation Trust Fund Authority Revenue, Series PA-802, 144A, 3.64% *, 12/15/2009 (b)	850,000	850,000

		5,350,000
New Mexico 0.4%
Albuquerque, NM, Airport Facilities Revenue, Series A, 3.55% *, 7/1/2020 (b)	5,200,000	5,200,000
New York 4.7%
Nassau County, NY, Industrial Development Agency Revenue, Series MT-315, AMT, 144A, 3.63% *, 11/1/2029	8,000,000	8,000,000
New York, Hudson Yards Infrastructure Corp. Revenue, Series 1649, 144A, 3.65% *, 8/15/2014 (b)	23,930,000	23,930,000
New York, Municipal Securities Trust Certificates, "A", Series 5020, 144A, 3.59% *, 7/1/2018	3,000,000	3,000,000
New York, State Environmental Facilities Corp., Pollution Control Revenue, Series PA-1261, 144A, 3.65% *, 12/15/2009 (b)	885,000	885,000
New York, State General Obligation, Series B, 3.58% *, 3/15/2030, Dexia Credit Local France (a)	3,500,000	3,500,000
New York, Tobacco Settlement Financing Corp., Series R-2033, 144A, 3.66% *, 6/1/2021 (b)	1,950,000	1,950,000
New York City, NY, Industrial Development Agency, Civic Facilities Revenue, Jewish Board of Family Services, 3.51% *, 7/1/2025, Allied Irish Bank PLC (a)	500,000	500,000
New York City, NY, Municipal Finance Authority, Water & Sewer System Revenue, Series CC-1, 3.67% *, 6/15/2038, Bank of Nova Scotia (a)	4,000,000	4,000,000
New York City, NY, Municipal Water Finance Authority, 3.5%, 2/8/2007	10,000,000	10,000,000
New York, NY, General Obligation, Series A-10, 3.69% *, 8/1/2017, Morgan Guaranty Trust (a)	200,000	200,000
Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, St. Anthonys High School Civic, 3.58% *, 12/1/2036, Sovereign Bank FSB (a)	400,000	400,000
Yates County, NY, Industrial Development Agency, Civic Facility Revenue, Series B, 3.64% *, 9/1/2015, KeyBank NA (a)	1,295,000	1,295,000

		57,660,000
North Carolina 0.4%
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 3.65% *, 8/1/2030, Branch Banking & Trust (a)	2,000,000	2,000,000
North Carolina, Medical Care Community Hospital Revenue, Southeastern Regional Medical Center, 3.65% *, 6/1/2037, Branch Banking & Trust (a)	2,500,000	2,500,000

		4,500,000
Ohio 5.8%
Cleveland, OH, Airport Systems Revenue, Series PT-3731, 144A, 3.65% *, 1/1/2021 (b)	18,780,000	18,780,000
Cleveland, OH, Health Care Facilities Revenue, 3.62%, 2/7/2007	10,000,000	10,000,000
Cuyahoga County, OH, Continuing Care Facilities Revenue, 3.61% *, 2/1/2029, LaSalle National Bank (a)	7,100,000	7,100,000
Cuyahoga County, OH, Hospital Revenue, Improvement Metrohealth System, 3.64% *, 2/1/2035, National City Bank (a)	7,625,000	7,625,000
Huron County, OH, Hospital Facilities Revenue, Fisher-Titus Medical Center, Series A, 3.63% *, 12/1/2027, National City Bank (a)	5,730,000	5,730,000
Montgomery County, OH, Catholic Health Revenue, Series B-1, 3.5% *, 4/1/2037	10,000,000	10,000,000
Ohio, Clipper Tax-Exempt Certificate Trust, Series 2006-8, AMT, 144A, 3.7% *, 11/1/2008	9,000,000	9,000,000

Ohio, Reset Optional Certificates Trust II, Various States, Series R-9033, 144A, 3.65% *, 12/1/2031 (b)	2,290,000	2,290,000
Ohio, State Higher Educational Facility Revenue, Cleveland Institution Music Project, 3.64% *, 5/1/2030, National City Bank (a)	800,000	800,000

		71,325,000
Oklahoma 1.4%
Blaine County, OK, Industrial Development Authority Revenue, Seaboard Project, AMT, 3.67% *, 11/1/2018, SunTrust Bank (a)	3,700,000	3,700,000
Oklahoma, State Industries Authority Revenue, Integris Baptist, Series B, 3.73% *, 8/15/2029 (b)	1,000,000	1,000,000
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 3.63% *, 7/1/2032 (b)	12,200,000	12,200,000

		16,900,000
Oregon 1.1%
Forest Grove, OR, Student Housing Revenue, Oak Tree Foundation Project, Series A, 3.64% *, 3/1/2036, KeyBank NA (a)	3,000,000	3,000,000
Oregon, State Department of Administrative Services, Certificates of Participation, Series PT-1679, 144A, 3.66% *, 11/1/2012 (b)	2,125,000	2,125,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project:
3.66% *, 5/1/2034, Bank of America NA (a)	2,470,000	2,470,000
3.66% *, 5/1/2037, Bank of America NA (a)	5,665,000	5,665,000

		13,260,000
Pennsylvania 5.3%
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 3.64% *, 7/1/2023, Wachovia Bank NA (a)	5,980,000	5,980,000
Beaver County, PA, Industrial Development Authority, Pollution Control Revenue, First Energy, Series B, 3.51% *, 12/1/2041, Barclays Bank PLC (a)	4,850,000	4,850,000
Dallastown, PA, General Obligation, Area School District, 3.63% *, 2/1/2018 (b)	5,710,000	5,710,000
Dauphin County, PA, General Authority, Education & Health Loan Program, 3.66% *, 11/1/2017 (b)	7,110,000	7,110,000
Latrobe, PA, Industrial Development Authority Revenue, Greensburg Diocese, 3.65% *, 6/1/2033, Allied Irish Bank PLC (a)	2,255,000	2,255,000
Lehman Municipal Trust Receipts, Pennsylvania Economic Development, Series 06-FC3-D, AMT, 144A, 3.65% *, 6/1/2031	5,700,000	5,700,000
Lehman Municipal Trust Receipts, Various States, Series 07-P11-D, 144A, 3.74% *, 7/1/2029 (b)	5,000,000	5,000,000
Luzerne County, PA, Industrial Development Authority Revenue, Pennsummit Tubular LLC, Series A, AMT, 3.73% *, 2/1/2021, Wachovia Bank NA (a)	2,830,000	2,830,000
Montgomery County, PA, Series 94-B, 3.52%, 2/1/2007	8,000,000	8,000,000
Montgomery County, PA, Industrial Development Authority, Pollution Control Revenue, Series B, AMT, 3.66% *, 10/1/2034, Wachovia Bank NA (a)	5,035,000	5,035,000
Pennsylvania, State Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 3.6% *, 3/1/2027 (b)	6,100,000	6,100,000
Red Lion, PA, General Obligation, Area School District, 3.61% *, 5/1/2024 (b)	6,200,000	6,200,000

		64,770,000
South Carolina 0.9%
South Carolina, Municipal Securities Trust Certificates, "A", Series 2005-245, 144A, 3.55% *, 5/15/2024 (b)	10,480,000	10,480,000
Tennessee 5.0%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennesssee Municipal Bond Fund, 3.73% *, 7/1/2031, Bank of America NA (a)	614,000	614,000
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Housing Old Hickory Towers, Series A, AMT, 144A, 3.63% *, 1/1/2030, Wachovia Bank NA (a)	3,596,000	3,596,000
Nashville & Davidson County, TN, Metropolitan Government Industrial Development Board Revenue, Nashville Symphony Hall Project, 3.61% *, 12/1/2031, Bank of America NA (a)	1,000,000	1,000,000

Tennessee, Energy Acquisition Corp., Gas Revenue:
Series C05, 144A, 3.54% *, 9/1/2026	9,230,000	9,230,000
Series 1418, 144A, 3.67% *, 3/1/2018	25,000,000	25,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 3.66% *, 5/1/2016	22,000,000	22,000,000

		61,440,000
Texas 12.1%
ABN AMRO, Munitops Certificates Trust, Series 2004-38, 144A, 3.66% *, 2/15/2011	4,005,000	4,005,000
Austin, TX, Higher Education Authority, Inc., University Revenue, Concordia University at Austin, 3.73% *, 4/1/2025, Wachovia Bank NA (a)	6,900,000	6,900,000
Clear Creek, TX, Independent School District, Series 04, 144A, 3.53% *, 2/15/2029 (b)	2,495,000	2,495,000
Cypress-FairBanks, TX, Independent School District, Series PT-2512, 144A, 3.66% *, 2/15/2022	1,600,000	1,600,000
Harris County, TX, Health Facilities Development Corp. Revenue, St. Luke’s Episcopal Health Charities, Series A, 3.67% *, 2/15/2032 (b)	11,000,000	11,000,000
Harris County, TX, Series 1111, 144A, 3.66% *, 8/15/2009 (b)	6,470,000	6,470,000
Harris County, TX, Tax Anticipation Notes, 4.5%, 2/28/2007	20,000,000	20,014,421
Hidalgo County, TX, General Obligation, Series R-2148, 144A, 3.65% *, 8/15/2024 (b)	2,100,000	2,100,000
Houston, TX, Utility System Revenue:
3.6%, 2/2/2007	21,900,000	21,900,000
3.65%, 2/5/2007	10,000,000	10,000,000
Northside, TX, Independent School District, Series 1301, 144A, 3.66% *, 12/15/2013	4,605,000	4,605,000
Tarrant County, TX, Health Facilities Development Corp. Revenue, Cumberland Rest, Inc. Project, 3.74% *, 8/15/2036, HSH Nordbank AG (a)	800,000	800,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 3.62% *, 10/1/2039, CitiBank NA (a)	5,500,000	5,500,000
Texas, Municipal Securities Trust Certificates, "A", Series 2005-235, 144A, 3.55% *, 4/5/2023 (b)	5,895,000	5,895,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2007	30,000,000	30,159,030
Texas, Upper Trinity Regional Water Distribution Revenue:
3.55%, 6/1/2007	14,300,000	14,300,000
3.57%, 6/1/2007	1,250,000	1,250,000

		148,993,451
Utah 1.7%
Alpine, UT, General Obligation, School District, Series PT-436, 144A, 3.66% *, 3/15/2007	595,000	595,000
Utah, Water Finance Agency Revenue:
Series A-12, 3.52% *, 10/1/2035 (b)	10,000,000	10,000,000
Series A-16, 3.52% *, 7/1/2036 (b)	5,000,000	5,000,000
Series A-17, 3.57% *, 12/1/2032 (b)	5,000,000	5,000,000

		20,595,000
Vermont 0.1%
Vermont, State Student Assistance Corp., Student Loan Revenue, 3.66% *, 1/1/2008, State Street Bank & Trust Co. (a)	1,500,000	1,500,000
Virginia 1.8%
Alexandria, VA, Redevelopment & Multi-Family Housing Authority Revenue, Fairfield Village Square Project, Series A, AMT, 3.68% *, 1/15/2039	2,000,000	2,000,000
Henrico County, VA, Economic Development Authority, Industrial Development Revenue, Colonial Mechanical Corp., AMT, 3.68% *, 8/1/2020, Wachovia Bank NA (a)	3,800,000	3,800,000
Loudoun County, VA, Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series A, 3.72% *, 2/15/2038	75,000	75,000
Montgomery County, VA, Industrial Development Authority Revenue, Virginia Tech Foundation, 3.69% *, 6/1/2035, Bank of America NA (a)	1,750,000	1,750,000
Virginia, Capital Region Airport Commission, Passenger Facility Charge Revenue, Series A, AMT, 3.68% *, 6/1/2035, Wachovia Bank NA (a)	3,625,000	3,625,000
Virginia Port Authority, Facility Revenue, "A", AMT, 144A, 3.69% *, 7/1/2036 (b)	9,390,000	9,390,000

Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster Cantenbury, Series B, 3.65% *, 1/1/2010, Branch Banking & Trust (a)	1,800,000	1,800,000

		22,440,000
Washington 5.7%
Clark County, WA, Public Utility District No. 001, Electric Revenue, Series F4-D, 144A, 3.6% *, 10/1/2007	11,390,000	11,390,000
Grant County, WA, Public Utility District Number 002, Electric Revenue, Series PT-780, 144A, 3.65% *, 1/1/2010 (b)	5,000,000	5,000,000
Washington, Port of Seattle Revenue:
3.5%, 3/5/2007	7,645,000	7,645,000
3.55%, 3/5/2007	10,635,000	10,635,000
AMT, 3.55% *, 9/1/2035, Fortis Bank (a)	2,600,000	2,600,000
Washington, State Health Care Facilities Authority Revenue, Seattle Cancer Care, 3.65% *, 3/1/2035, KeyBank NA (a)	3,885,000	3,885,000
Washington, State Housing Finance Commission, Series PA-1430, 144A, 3.68% *, 6/1/2037	2,935,000	2,935,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Echo Lake Senior Apartment Project, AMT, 3.68% *, 7/15/2040	8,985,000	8,985,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Lake City Senior Apartments Project, Series A, AMT, 3.69% *, 7/1/2039	1,300,000	1,300,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Vintage Silverdale, Series A, AMT, 3.68% *, 9/15/2039	4,000,000	4,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Merrill Gardenes of Tacoma, Series A, AMT, 3.71% *, 9/15/2040, Bank of America NA (a)	4,000,000	4,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Park Vista Retirement Project, Series A, AMT, 3.9% *, 3/1/2041, Bank of America NA (a)	3,200,000	3,200,000
Washington, State Housing Finance Commission, Nonprofit Revenue, Wesley Homes Project, Series B, 3.68% *, 1/1/2036, Bank of America NA (a)	4,015,000	4,015,000

		69,590,000
Wisconsin 0.7%
Milwaukee County, WI, Airport Revenue, Series PT-3726, AMT, 144A, 3.68% *, 12/1/2026 (b)	2,625,000	2,625,000
Whitewater, WI, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 3.6% *, 12/1/2009, Bank of America NA (a)	3,000,000	3,000,000
Wisconsin, State Transportation Authority, 3.5%, 3/8/2007	2,500,000	2,500,000

		8,125,000
Multi-State 0.5%
Puttable Floating Option, Tax-Exempt Receipts, Series PZP-020, 144A, 3.71% *, 8/1/2031	5,955,000	5,955,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,207,404,381)	98.4	1,207,404,381
Other Assets and Liabilities, Net	1.6	19,804,582

Net Assets	100.0	1,227,208,963

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2007.

(a)		Security incorporates a letter of credit from a major bank.
(b)		Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	10.0
Financial Guaranty Insurance Company	4.8

Financial Security Assurance, Inc.	6.0
MBIA Corporation	6.3

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007